RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2024
Receivables and prepaid expenses [Abstract]
RECEIVABLES AND PREPAID EXPENSES [Text Block]

6 RECEIVABLES AND PREPAID EXPENSES

	December 31, 2024	December 31, 2023
Prepaid insurance	660	317
Other prepaid expenses	1,820	581
Other receivables	733	154
	3,213	1,052

As of December 31, 2024, trade receivable was $nil. The Company does not have any significant balances that are past due nor any significant expected credit losses. The Company's credit risk is discussed in note 24.